Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations
3.	BUSINESS COMBINATIONS

(a) On March 10, 2011, to further expand location-based solutions business, the Group acquired the remaining 80% equity interest in PDAger and certain technology platform from the shareholders of PDAger with cash consideration of $8,291, therefore PDAger became 100% held subsidiary of the Group.

The acquisition has been accounted for using the acquisition method of accounting and the results of the operations of PDAger (revenue of $5,387 and net income of $469) have been included in the Group's consolidated financial statements from the acquisition date of March 10, 2011.

In connection with the above business combination transaction, the Company re-measured its previously held 20% equity interest in PDAger at the acquisition-date fair value of $1,679 and recognized a gain of $995 in "gain on re-measurement of fair value of the equity method investment" in the consolidated statements of operations for the year ended December 31, 2011.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, which was as follows:

		Amortization period
Cash	2,147
Accounts receivables	1,577
Prepaid expense and other current assets	289
Deferred tax assets	222
Prepaid income tax	277
Properties and equipment, net	139
Intangible assets:
Partnership agreement	3,219	4.8 years
Customer relationship	2,043	4.8 years
Complete technology	1,419	4.8 years
Operating licenses	21	3.5 years
Accrued expenses and other current liabilities	(702)
Deferred revenue	(2,137)
Deferred tax liabilities	(1,005)
Re-measured fair value of previous 20% equity method investment	(1,679)
Goodwill	2,461

Total	8,291

(b) On March 24, 2011, the Group acquired 100% equity interest in Etag and certain technology patents from the shareholders of Etag with cash consideration of $3,162. Etag was a software developer specialized in wireless location based application software utilized in personal navigation systems.

The acquisition has been accounted for using the acquisition method of accounting and the results of the operations of Etag (revenue of $822 and net income of $32) have been included in the Group's consolidated financial statements from the acquisition date of March 24, 2011.

The purchase price allocation of the transaction was determined by the Group with the assistant of an independent valuation firm, which was as follows:

		Amortization period
Cash	1
Receivable and other current assets	21
Deferred tax assets	128
Intangible assets:
Complete Technology	707	3.8 years
Non-compete agreement	38	3.0 years
Deferred tax liabilities	(182)
Other current liabilities	(230)
Goodwill	2,679

Total	3,162

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.

The Group measured the fair value of the purchased intangible assets using the "cost", "income approach-excess earnings" and "with & without" valuation method. These purchased intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets/liabilities. The goodwill resulted from the acquisition of PDAger and Etag is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following unaudited pro forma information summarizes the effect of the two acquisitions, as if the acquisition of PDAger and Etag had occurred on January 1, 2010. This pro forma information is presented for information purposes only and does not purport to represent the actual results that may have occurred had the acquisitions actually taken place at the beginning of the period indicated, nor is it necessarily indicative of future results of operations.

	For the year ended December 31
	2010	2011
Pro forma net revenue	91,007	128,103
Pro forma net income	19,046	36,419